Details of Significant Accounts - Leasing arrangements, schedule of movements of right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of Significant Accounts
Opening net book amount	$ 847	$ 323
Additions	167	1,012
Depreciation expense	(529)	(441)	$ (456)
Closing net book amount	485	847	323
Cost
Details of Significant Accounts
Opening net book amount	1,144	1,017
Derecognition		(885)
Closing net book amount	1,311	1,144	1,017
Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(297)	(694)
Derecognition		838
Closing net book amount	(826)	(297)	(694)
Buildings
Details of Significant Accounts
Opening net book amount	705	252
Additions	82	810
Depreciation expense	(422)	(357)
Closing net book amount	365	705	252
Buildings | Cost
Details of Significant Accounts
Opening net book amount	942	809
Derecognition		(677)
Closing net book amount	1,024	942	809
Buildings | Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(237)	(557)
Derecognition		677
Closing net book amount	(659)	(237)	(557)
Business vehicles
Details of Significant Accounts
Opening net book amount	142	71
Additions	85	202
Depreciation expense	(107)	(84)
Closing net book amount	120	142	71
Business vehicles | Cost
Details of Significant Accounts
Opening net book amount	202	208
Derecognition		(208)
Closing net book amount	287	202	208
Business vehicles | Accumulated depreciation
Details of Significant Accounts
Opening net book amount	(60)	(137)
Derecognition		161
Closing net book amount	$ (167)	$ (60)	$ (137)